American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Income ETF (MUSI)
May 31, 2025

Multisector Income ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 46.2%
Aerospace and Defense — 1.3%
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	56,000	57,255
Axon Enterprise, Inc., 6.25%, 3/15/33(1)	32,000	32,547
Bombardier, Inc., 7.50%, 2/1/29(1)	277,000	286,912
Bombardier, Inc., 8.75%, 11/15/30(1)	233,000	250,372
Bombardier, Inc., 7.25%, 7/1/31(1)(2)	256,000	264,320
Spirit AeroSystems, Inc., 4.60%, 6/15/28	655,000	639,141
TransDigm, Inc., 4.625%, 1/15/29	930,000	901,388
		2,431,935
Automobile Components — 0.4%
Aptiv Swiss Holdings Ltd., VRN, 6.875%, 12/15/54	299,000	293,594
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	440,000	403,975
		697,569
Automobiles — 0.7%
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	882,000	880,173
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	310,000	321,934
		1,202,107
Banks — 3.5%
Bank of Montreal, VRN, 7.70%, 5/26/84	585,000	604,856
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	350,000	324,183
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	200,000	211,205
BPCE SA, VRN, 7.00%, 10/19/34(1)	425,000	460,562
Comerica, Inc., VRN, 5.98%, 1/30/30	545,000	554,068
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	395,000	424,069
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	429,000	442,659
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	895,000	897,158
Planet Financial Group LLC, 10.50%, 12/15/29(1)	252,000	248,517
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	374,000	336,373
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	810,000	850,363
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	897,000	899,436
Zions Bancorp NA, VRN, 6.82%, 11/19/35	250,000	252,143
		6,505,592
Biotechnology — 0.3%
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	500,000	465,542
Broadline Retail — 0.1%
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	290,000	269,076
Building Products — 0.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	372,000	360,525
Masterbrand, Inc., 7.00%, 7/15/32(1)	410,000	408,252
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	110,000	111,788
Standard Industries, Inc., 4.375%, 7/15/30(1)	200,000	187,846
		1,068,411
Capital Markets — 3.2%
Ares Strategic Income Fund, 5.70%, 3/15/28	248,000	248,470
Ares Strategic Income Fund, 6.35%, 8/15/29	305,000	309,281
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	487,000	480,320
Blackstone Private Credit Fund, 7.30%, 11/27/28	272,000	288,153
Blackstone Private Credit Fund, 5.95%, 7/16/29	260,000	262,480
Blue Owl Capital Corp., 2.875%, 6/11/28	495,000	456,814

Blue Owl Capital Corp., 5.95%, 3/15/29	216,000	215,826
Blue Owl Credit Income Corp., 7.75%, 1/15/29	855,000	904,180
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	611,000	606,031
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	270,000	273,544
Golub Capital BDC, Inc., 7.05%, 12/5/28	505,000	527,992
Golub Capital Private Credit Fund, 5.80%, 9/12/29(1)	214,000	211,983
Golub Capital Private Credit Fund, 5.875%, 5/1/30(1)	164,000	162,682
HPS Corporate Lending Fund, 6.25%, 9/30/29	239,000	242,915
LPL Holdings, Inc., 5.15%, 6/15/30	370,000	370,979
Nuveen Churchill Direct Lending Corp., 6.65%, 3/15/30(2)	355,000	361,596
		5,923,246
Chemicals — 1.4%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	485,000	442,396
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	880,000	722,307
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	313,000	321,115
Celanese U.S. Holdings LLC, 6.50%, 4/15/30	730,000	736,244
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)(2)	550,000	451,448
		2,673,510
Commercial Services and Supplies — 1.0%
Deluxe Corp., 8.125%, 9/15/29(1)	898,000	908,950
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	885,000	903,233
		1,812,183
Construction and Engineering — 0.6%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	1,325,000	1,190,084
Construction Materials — 0.3%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	223,000	226,765
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	304,000	308,727
		535,492
Consumer Finance — 1.3%
Ally Financial, Inc., 8.00%, 11/1/31	320,000	358,224
American Express Co., VRN, 4.73%, 4/25/29	350,000	352,025
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	110,000	113,904
Avolon Holdings Funding Ltd., 5.15%, 1/15/30(1)	57,000	56,827
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)(2)	452,000	439,288
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	495,000	528,412
OneMain Finance Corp., 7.50%, 5/15/31	154,000	158,416
PRA Group, Inc., 8.875%, 1/31/30(1)	378,000	387,936
		2,395,032
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	575,000	569,764
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	163,000	159,499
		729,263
Containers and Packaging — 0.2%
Sealed Air Corp., 5.00%, 4/15/29(1)	450,000	442,147
Diversified REITs — 1.5%
American Assets Trust LP, 3.375%, 2/1/31	630,000	551,499
Kilroy Realty LP, 4.25%, 8/15/29	580,000	548,369
Kilroy Realty LP, 2.50%, 11/15/32	93,000	73,165
Kilroy Realty LP, 2.65%, 11/15/33	128,000	98,430
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	630,000	646,241
Piedmont Operating Partnership LP, 9.25%, 7/20/28	288,000	318,122
Piedmont Operating Partnership LP, 6.875%, 7/15/29	64,000	66,275
Piedmont Operating Partnership LP, 3.15%, 8/15/30	53,000	46,735
Trust Fibra Uno, 4.87%, 1/15/30(1)	284,000	265,824

Trust Fibra Uno, 7.70%, 1/23/32(1)(2)	203,000	207,747
		2,822,407
Diversified Telecommunication Services — 0.7%
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	1,277,000	1,360,392
Electric Utilities — 1.5%
AES Andes SA, 6.25%, 3/14/32(1)(2)	200,000	201,146
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.875%, 2/15/39(1)	81,000	81,454
Chile Electricity Lux MPC II SARL, 5.67%, 10/20/35(1)	218,000	217,406
Comision Federal de Electricidad, 6.45%, 1/24/35(1)	490,000	471,812
Empresas Publicas de Medellin ESP, 4.25%, 7/18/29(1)	405,000	371,665
Nevada Power Co., VRN, 6.25%, 5/15/55	71,000	70,029
Pacific Gas & Electric Co., 3.15%, 1/1/26	895,000	885,340
Palomino Funding Trust I, 7.23%, 5/17/28(1)	520,000	547,177
		2,846,029
Energy Equipment and Services — 0.7%
Constellation Oil Services Holding SA, 9.375%, 11/7/29(1)	322,000	321,597
Enerflex Ltd., 9.00%, 10/15/27(1)	350,000	360,827
Vallourec SACA, 7.50%, 4/15/32(1)	640,000	668,596
		1,351,020
Entertainment — 0.3%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	495,000	479,962
Financial Services — 1.4%
Antares Holdings LP, 7.95%, 8/11/28(1)	430,000	451,156
Essent Group Ltd., 6.25%, 7/1/29	535,000	551,781
NMI Holdings, Inc., 6.00%, 8/15/29	523,000	531,460
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	547,000	559,423
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	430,000	432,846
		2,526,666
Food Products — 0.5%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)(2)	313,000	328,219
Minerva Luxembourg SA, 8.875%, 9/13/33(1)	485,000	520,957
		849,176
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 6/1/30(1)	153,000	154,640
Excelerate Energy LP, 8.00%, 5/15/30(1)	129,000	133,642
		288,282
Ground Transportation — 0.2%
Herc Holdings Escrow, Inc., 7.25%, 6/15/33(1)(3)	345,000	355,316
Health Care Equipment and Supplies — 0.8%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	895,000	911,838
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	475,000	493,987
		1,405,825
Health Care Providers and Services — 1.4%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(1)(2)	745,000	760,045
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	820,000	702,580
CVS Health Corp., VRN, 6.75%, 12/10/54	71,000	69,288
CVS Health Corp., VRN, 7.00%, 3/10/55	294,000	296,872
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	717,000	716,513
		2,545,298
Hotel & Resort REITs — 0.3%
Service Properties Trust, 5.25%, 2/15/26	245,000	242,960
Service Properties Trust, 8.375%, 6/15/29	265,000	268,670
		511,630
Hotels, Restaurants and Leisure — 2.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	600,000	560,784

Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	242,000	248,475
Carnival Corp., 6.125%, 2/15/33(1)	832,000	834,574
International Game Technology PLC, 4.125%, 4/15/26(1)	550,000	546,269
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	395,000	406,639
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	510,000	512,149
Station Casinos LLC, 4.625%, 12/1/31(1)	308,000	282,145
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	575,000	572,762
		3,963,797
Household Durables — 0.4%
Meritage Homes Corp., 5.65%, 3/15/35	249,000	243,340
TopBuild Corp., 3.625%, 3/15/29(1)	520,000	487,214
		730,554
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp., VRN, 6.95%, 7/15/55	207,000	196,911
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	397,700	393,127
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	476,000	472,774
Saavi Energia SARL, 8.875%, 2/10/35(1)	550,000	563,337
		1,626,149
Insurance — 0.8%
American International Group, Inc., 4.85%, 5/7/30	232,000	233,033
F&G Annuities & Life, Inc., 6.50%, 6/4/29	119,000	121,712
F&G Annuities & Life, Inc., 6.25%, 10/4/34	157,000	151,952
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	506,000	486,438
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	455,000	463,070
		1,456,205
Interactive Media and Services — 0.3%
Snap, Inc., 6.875%, 3/1/33(1)	491,000	497,843
IT Services — 0.2%
CoreWeave, Inc., 9.25%, 6/1/30(1)	460,000	459,889
Machinery — 0.9%
Chart Industries, Inc., 7.50%, 1/1/30(1)	170,000	177,659
Chart Industries, Inc., 9.50%, 1/1/31(1)	549,000	585,405
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	870,000	890,235
		1,653,299
Marine Transportation — 0.2%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	376,648	392,660
Media — 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	640,000	633,797
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	715,000	740,472
Lamar Media Corp., 3.75%, 2/15/28	960,000	929,438
Nexstar Media, Inc., 5.625%, 7/15/27(1)	740,000	737,504
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	1,045,000	1,021,641
TEGNA, Inc., 4.75%, 3/15/26(1)	719,000	715,083
Warner Media LLC, 3.80%, 2/15/27	264,000	254,316
		5,032,251
Metals and Mining — 0.8%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	196,000	176,446
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	414,000	356,010
CSN Inova Ventures, 6.75%, 1/28/28(1)	718,000	680,918
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc., 5.85%, 5/13/32(1)	218,000	217,976
		1,431,350
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	372,000	360,597
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	760,000	788,633
		1,149,230

Oil, Gas and Consumable Fuels — 6.0%
3R Lux SARL, 9.75%, 2/5/31(1)	570,000	561,878
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	795,000	821,980
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28(1)	530,000	543,976
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	645,000	704,983
EQT Corp., 7.50%, 6/1/27(1)	385,000	392,278
Expand Energy Corp., 6.75%, 4/15/29(1)	444,000	449,491
Expand Energy Corp., 5.375%, 3/15/30	530,000	527,534
Geopark Ltd., 8.75%, 1/31/30(1)	735,000	583,810
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	1,035,000	725,345
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	802,000	803,611
Matador Resources Co., 6.50%, 4/15/32(1)	339,000	332,232
ONEOK, Inc., 6.50%, 9/1/30(1)	522,000	552,381
Petroleos Mexicanos, 6.875%, 8/4/26(2)	486,000	481,680
Petroleos Mexicanos, 6.49%, 1/23/27	951,000	933,709
Petroleos Mexicanos, 6.50%, 3/13/27	1,490,000	1,462,691
SM Energy Co., 6.75%, 9/15/26	497,000	496,590
Sunoco LP, 7.00%, 5/1/29(1)	223,000	230,289
Trident Energy Finance PLC, 12.50%, 11/30/29(1)	450,000	438,322
		11,042,780
Passenger Airlines — 2.6%
Air Canada, 3.875%, 8/15/26(1)	945,000	933,670
American Airlines, Series 2017-2, Class B, 3.70%, 4/15/27	257,185	255,178
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,298,392	2,295,902
Delta Air Lines, Inc., 3.75%, 10/28/29	506,000	475,858
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	640,000	605,440
Latam Airlines Group SA, 7.875%, 4/15/30(1)(2)	281,000	282,475
		4,848,523
Pharmaceuticals — 0.2%
1261229 BC Ltd., 10.00%, 4/15/32(1)	450,000	445,789
Professional Services — 0.1%
Paychex, Inc., 5.35%, 4/15/32	205,000	208,130
Real Estate Management and Development — 0.6%
Essential Properties LP, 2.95%, 7/15/31	191,000	167,183
First Industrial LP, 5.25%, 1/15/31	159,000	159,215
Forestar Group, Inc., 6.50%, 3/15/33(1)	735,000	729,576
		1,055,974
Semiconductors and Semiconductor Equipment — 0.6%
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	385,000	390,254
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)	145,000	145,481
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	200,000	203,351
Intel Corp., 3.90%, 3/25/30	280,000	268,147
Intel Corp., 5.70%, 2/10/53	160,000	143,686
		1,150,919
Software — 0.2%
AppLovin Corp., 5.375%, 12/1/31	435,000	439,197
Specialty Retail — 0.2%
Wayfair LLC, 7.75%, 9/15/30(1)	465,000	456,747
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC/EMC Corp., 5.30%, 4/1/32	261,000	262,249
Trading Companies and Distributors — 0.4%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	12,000	12,192
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	343,000	350,899
QXO Building Products, Inc., 6.75%, 4/30/32(1)	312,000	320,689
		683,780

Wireless Telecommunication Services — 0.5%
U.S. Cellular Corp., 6.70%, 12/15/33	836,000	900,903
TOTAL CORPORATE BONDS (Cost $85,508,473)		85,571,410
CONVERTIBLE PREFERRED SECURITIES — 9.8%
Banks — 8.3%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	709,000	715,462
Banco Bilbao Vizcaya Argentaria SA, 6.125%	800,000	771,723
Banco Mercantil del Norte SA, 8.375%(1)	640,000	658,664
Banco Santander SA, 4.75%	800,000	768,256
Barclays PLC, 6.125%	780,000	779,278
BNP Paribas SA, 4.625%(1)	850,000	816,957
Credit Agricole SA, 8.125%(1)	965,000	979,156
Danske Bank AS, 4.375%	1,029,000	1,012,033
HSBC Holdings PLC, 6.00%	1,000,000	996,165
HSBC Holdings PLC, 7.05%(3)	310,000	310,803
ING Groep NV, 5.75%	765,000	760,918
Intesa Sanpaolo SpA, 7.70%(1)	960,000	965,383
Lloyds Banking Group PLC, 7.50%	830,000	833,862
NatWest Group PLC, 8.00%	865,000	868,686
NatWest Group PLC, 6.00%	470,000	469,656
Nordea Bank Abp, 6.625%(1)	975,000	979,938
Skandinaviska Enskilda Banken AB, 6.875%	800,000	816,000
Societe Generale SA, 4.75%(1)	944,000	927,047
Standard Chartered PLC, 6.00%(1)	1,000,000	1,001,030
		15,431,017
Capital Markets — 1.3%
Deutsche Bank AG, 6.00%	800,000	797,362
UBS Group AG, 6.875%	440,000	440,593
UBS Group AG, 5.125%	1,072,000	1,064,342
		2,302,297
Insurance — 0.2%
Allianz SE, 3.50%(1)	400,000	389,662
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $17,993,602)		18,122,976
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.4%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 9.4%
FHLMC, 5.00%, 6/1/52	207,560	201,913
FHLMC, 6.00%, 1/1/53	1,388,254	1,407,059
FHLMC, 6.50%, 11/1/53	1,745,062	1,800,001
FHLMC, 5.50%, 4/1/54	2,045,776	2,040,227
FNMA, 3.50%, 4/1/52	1,831,427	1,625,530
FNMA, 5.50%, 5/1/53	4,373,774	4,334,742
FNMA, 6.00%, 9/1/53	1,357,765	1,374,813
FNMA, 6.00%, 9/1/53	966,157	983,824
FNMA, 5.00%, 1/1/54	1,626,981	1,580,710
GNMA, 2.50%, TBA	2,387,000	2,000,108
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $17,298,425)		17,348,927
U.S. TREASURY SECURITIES — 7.6%
U.S. Treasury Notes, 5.00%, 8/31/25(4)	1,040,000	1,041,445
U.S. Treasury Notes, 4.625%, 9/15/26(4)	475,000	478,358
U.S. Treasury Notes, 3.875%, 3/15/28	2,350,000	2,351,561
U.S. Treasury Notes, 4.375%, 12/31/29(4)	800,000	814,187
U.S. Treasury Notes, 4.125%, 11/30/31	950,000	949,666
U.S. Treasury Notes, 4.00%, 4/30/32	8,300,000	8,219,594

U.S. Treasury Notes, 4.50%, 11/15/33		185,000	187,804
TOTAL U.S. TREASURY SECURITIES (Cost $13,922,014)			14,042,615
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.3%
Private Sponsor Collateralized Mortgage Obligations — 6.4%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)		140,046	135,492
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)		262,685	252,221
Angel Oak Mortgage Trust, Series 2021-5, Class A1, VRN, 0.95%, 7/25/66(1)		395,700	338,787
BRAVO Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)		735,532	702,792
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)		614,384	615,609
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)		841,443	846,822
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)		535,982	534,828
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)		225,156	224,615
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)		723,882	721,641
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)		999,281	1,006,458
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VRN, 1.19%, 8/25/66(1)		230,053	201,424
EFMT, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)		406,000	407,857
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)		96,742	84,145
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)		322,749	322,915
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)		457,607	460,173
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)		829,148	833,657
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)		456,737	454,940
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)		491,075	489,370
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)		370,846	372,244
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)		235,643	236,067
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)		428,817	431,731
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)		312,837	316,392
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)		458,539	462,391
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)		176,412	175,892
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)		202,697	201,994
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)		296,124	294,971
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.72%, (30-day average SOFR plus 3.40%), 11/25/33(1)		226,228	228,973
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)		515,693	519,999
			11,874,400
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.47%, (30-day average SOFR plus 2.15%), 9/25/42(1)		85,487	86,300
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.32%, (30-day average SOFR plus 2.00%), 6/25/43(1)		112,745	113,407
FNMA, Series 2022-R03, Class 1M1, VRN, 6.42%, (30-day average SOFR plus 2.10%), 3/25/42(1)		131,081	133,286
FNMA, Series 2022-R09, Class 2M1, VRN, 6.82%, (30-day average SOFR plus 2.50%), 9/25/42(1)		188,402	191,384
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52		4,149,971	529,853
FNMA, Series 2024-R01, Class 1M1, VRN, 5.37%, (30-day average SOFR plus 1.05%), 1/25/44(1)		585,491	585,929
			1,640,159
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,364,261)			13,514,559
ASSET-BACKED SECURITIES — 5.6%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		400,000	381,831
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		337,787	315,466
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	96,312
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		92,198	89,631
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	350,000	247,195
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		775,000	745,485
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		350,000	337,777
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		691,000	648,812
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		525,000	502,600
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.92%, (30-day average SOFR plus 1.60%), 8/25/54(1)		392,383	392,676

Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)	241,318	246,093
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	691,008	682,291
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)	145,936	140,575
Navigator Aircraft ABS Ltd., Series 2021-1, Class B, SEQ, 3.57%, 11/15/46(1)	227,015	211,399
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	750,000	683,879
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)	184,666	180,697
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	174,790	177,173
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)	850,000	859,464
Regional Management Issuance Trust, Series 2025-1, Class B, 5.53%, 4/17/34(1)	300,000	301,820
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	325,000	331,263
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	377,600	349,714
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)	167,000	162,308
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)	945,250	956,629
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	425,000	404,607
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	475,000	493,953
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	534,409	540,745
TOTAL ASSET-BACKED SECURITIES (Cost $10,427,926)		10,480,395
COLLATERALIZED LOAN OBLIGATIONS — 4.1%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.79%, (1-month SOFR plus 1.46%), 11/15/36(1)	301,287	301,376
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.27%, (3-month SOFR plus 2.01%), 4/15/30(1)	500,000	501,364
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.59%, (1-month SOFR plus 2.26%), 9/15/35(1)	427,782	428,427
CIFC Funding Ltd., Series 2018-1A, Class CR, VRN, 6.07%, (3-month SOFR plus 1.80%), 1/18/38(1)	475,000	475,639
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.29%, (3-month SOFR plus 1.96%), 11/15/28(1)	300,000	300,960
Elmwood CLO 24 Ltd., Series 2023-3A, Class CR, VRN, 6.03%, (3-month SOFR plus 1.75%), 1/17/38(1)	450,000	450,480
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 5.84%, (1-month SOFR plus 1.51%), 6/16/36(1)	603,000	601,179
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(1)	250,000	250,261
Magnetite XXVIII Ltd., Series 2020-28A, Class CRR, VRN, 6.01%, (3-month SOFR plus 1.75%), 1/15/38(1)	475,000	475,546
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 6.53%, (3-month SOFR plus 2.26%), 7/19/30(1)	300,000	300,945
PFP Ltd., Series 2022-9, Class A, VRN, 6.60%, (1-month SOFR plus 2.27%), 8/19/35(1)	477,874	479,282
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.70%, (1-month SOFR plus 2.37%), 10/25/39(1)	218,292	218,440
Reese Park CLO Ltd., Series 2020-1A, Class CRR, VRN, 6.16%, (3-month SOFR plus 1.90%), 1/15/38(1)	475,000	476,352
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.07%, (3-month SOFR plus 1.80%), 10/20/34(1)	825,000	825,631
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.32%, (3-month SOFR plus 2.06%), 1/15/30(1)	300,000	300,838
Trimaran CAVU Ltd., Series 2019-1A, Class CR, VRN, 6.22%, (3-month SOFR plus 1.95%), 1/20/37(1)	800,000	801,417
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.64%, (1-month SOFR plus 1.31%), 3/15/38(1)	359,267	358,179
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,453,072)		7,546,316
PREFERRED SECURITIES — 3.7%
Banks — 1.9%
Bank of Nova Scotia, 4.90%	236,000	236,438
Citigroup, Inc., 3.875%	245,000	240,634
Citigroup, Inc., 4.00%	380,000	377,061
Citizens Financial Group, Inc., 5.65%	650,000	650,083
Comerica, Inc., 5.625%	405,000	405,274
Fifth Third Bancorp, 4.50%	900,000	895,991
M&T Bank Corp., 5.125%(2)	34,000	33,602
Regions Financial Corp., 5.75%	664,000	665,119
		3,504,202
Capital Markets — 0.2%
Charles Schwab Corp., 4.00%	349,000	345,334
Charles Schwab Corp., 5.375%	40,000	40,000
		385,334

Consumer Finance — 0.2%
American Express Co., 3.55%	450,000	436,299
Electric Utilities — 0.4%
Edison International, 5.375%	674,000	641,578
Multi-Utilities — 0.2%
Sempra, 4.875%	437,000	435,304
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.50%	925,000	924,982
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	560,000	557,492
TOTAL PREFERRED SECURITIES (Cost $6,862,013)		6,885,191
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	145,000	118,721
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	991,000	751,532
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	194,000	118,753
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	363,000	267,745
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	155,000	100,580
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	400,000	361,152
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 6.44%, (1-month SOFR plus 2.11%), 6/15/27(1)	207,000	207,934
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.94%, (1-month SOFR plus 1.61%), 11/15/38(1)	414,000	412,879
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	301,000	238,111
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.29%, (1-month SOFR plus 2.96%), 7/15/38(1)	276,188	276,579
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	282,000	259,280
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.84%, (1-month SOFR plus 1.51%), 3/15/38(1)	420,700	417,225
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	138,000	114,506
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	250,000	252,455
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	117,000	104,815
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,856,763)		4,002,267
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Colombia — 0.2%
Colombia Government International Bonds, 8.50%, 4/25/35	200,000	206,900
Colombia Government International Bonds, 7.75%, 11/7/36	200,000	194,300
		401,200
Egypt — 0.4%
Egypt Government International Bonds, 7.30%, 9/30/33(1)	800,000	683,486
Jordan — 0.3%
Jordan Government International Bonds, 5.85%, 7/7/30(1)	500,000	469,860
Panama — 0.2%
Panama Government International Bonds, 6.875%, 1/31/36	480,000	465,348
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,027,031)		2,019,894
BANK LOAN OBLIGATIONS(5) — 0.9%
Air Freight and Logistics — 0.3%
Rand Parent LLC, 2025 Term Loan B, 7.30%, (3-month SOFR plus 3.00%), 3/18/30	649,373	638,333
Passenger Airlines — 0.3%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.50%, (6-month SOFR plus 2.25%), 2/15/28	475,300	470,017
Pharmaceuticals — 0.3%
Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 8.33%, (1-month SOFR plus 4.00%), 4/23/31	631,825	618,797
TOTAL BANK LOAN OBLIGATIONS (Cost $1,753,739)		1,727,147
SHORT-TERM INVESTMENTS — 3.3%
Money Market Funds — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,962,270	2,962,270

State Street Navigator Securities Lending Government Money Market Portfolio(6)	3,143,555	3,143,555
TOTAL SHORT-TERM INVESTMENTS (Cost $6,105,825)		6,105,825
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $186,573,144)		187,367,522
OTHER ASSETS AND LIABILITIES — (1.2)%		(2,135,995)
TOTAL NET ASSETS — 100.0%		$185,231,527

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	112	September 2025	$23,233,000	$33,032
U.S. Treasury 5-Year Notes	338	September 2025	36,567,375	112,121
U.S. Treasury 10-Year Notes	103	September 2025	11,407,250	26,197
U.S. Treasury 10-Year Ultra Notes	100	September 2025	11,254,688	31,055
			$82,462,313	$202,405
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	25	September 2025	$2,819,531	$(16,260)
U.S. Treasury Ultra Bonds	2	September 2025	232,125	(1,316)
			$3,051,656	$(17,576)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $102,266,975, which represented 55.2% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,033,086. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,206,299.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,143,555.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$85,571,410	—
Convertible Preferred Securities	—	18,122,976	—
U.S. Government Agency Mortgage-Backed Securities	—	17,348,927	—
U.S. Treasury Securities	—	14,042,615	—
Collateralized Mortgage Obligations	—	13,514,559	—
Asset-Backed Securities	—	10,480,395	—
Collateralized Loan Obligations	—	7,546,316	—
Preferred Securities	—	6,885,191	—
Commercial Mortgage-Backed Securities	—	4,002,267	—
Sovereign Governments and Agencies	—	2,019,894	—
Bank Loan Obligations	—	1,727,147	—
Short-Term Investments	$6,105,825	—	—
	$6,105,825	$181,261,697	—
Other Financial Instruments
Futures Contracts	$202,405	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$17,576	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.